Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Loss for the year from continuing operations	$ 10,763	$ 9,548
Loss for the year	$ 14,253	$ 13,933
Weighted average number of shares outstanding	80,397,193	93,968,172
Basic and diluted loss per share from continuing operations	$ .13	$ .15
Basic and diluted loss per share	$ .18	$ 0.22